RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2016
RELATED PARTY TRANSACTIONS [Abstract]
Schedule of Related Party Transactions
	2014	2015	2016	2016
	RMB	RMB	RMB	US$
Transactions as part of discontinued operations:

Provision of medical services:
Shaanxi Juntai	984	—	—	—
Interest income:
New Chang’an	6,755	—	—	—
Purchase of medical supplies:
JYADK	484	—	—	—

Transactions as part of continuing operations:

Provision of consultation service:
JWYK	—	113	70	10
Loan from:
Gopher (note 18)	—	161,945	172,575	24,856
Loan to:
JWYK	—	—	9,000	1,296
JYADK	—	3,173	1,485	214
Interest expense:
Gopher	—	(6,705)	(15,073)	(2,171)
Interest income:
JYADK	—	148	370	53
Brand royalty fee and management service:
Tianjin Jiatai	—	—	7,988	1,151
Finance lease income:
Nai'ensi	1,194	252	—	—

Schedule of Related Party Balances
	As at December 31	As at December 31
	2015	2016	2016
	RMB	RMB	US$
Due from related parties, current:
JYADK	3,321	5,028	724
Tianjin Jiatai	—	8,468	1,220
JWYK	—	9,000	1,296
Due from related parties, non-current:
Nai'ensi	27,072	—	—

Due to related parties, current
Gopher (note 18)	4,508	5,894	849
Due to related parties, non-current
Gopher (note 18)	161,945	172,575	24,856